Supplemental Cash Flow Information (Tables)	9 Months Ended
Jan. 31, 2024
Statement of cash flows [abstract]
Summary of Non-cash Investing and Financing Transactions

Non-cash investing and financing transactions (in thousands)	January 31, 2024 $	January 31, 2023 $
Acquisition of building and equipment by lease	7,963	7,412

Summary of Changes in Liabilities Arose From Financing Activities

			Non-cash changes
(in thousands)	April 30, 2023 $	Cash Flows $	Acquisition $	Settlement / Disposal $	Accretion $	Foreign exchange movements and change in estimates $	January 31, 2024 $
Deferred acquisition payments	717	—	—	—	15	(165)	567
Leases	7,267	(1,037)	7,963	—	—	198	14,391
Total	7,984	(1,037)	7,963	—	15	33	14,958

			Non-cash changes
(in thousands)	April 30, 2022 $	Cash Flows $	Acquisition $	Debt forgiven / Settlement / Disposal $	Accretion $	Foreign exchange movements and change in estimates $	January 31, 2023 $
Deferred acquisition payments	1,237	(610)	—	—	—	47	674
Convertible debentures	1,312	—	—	(1,315)	3	—	—
Leases	1,455	(955)	7,412	—	—	(437)	7,475
Total	4,004	(1,565)	7,412	(1,315)	3	(390)	8,149